ORGANIZATION, BUSINESS AND LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ORGANIZATION, BUSINESS AND LIQUIDITY
ORGANIZATION, BUSINESS AND LIQUIDITY

NOTE 1 - ORGANIZATION, BUSINESS AND LIQUIDITY

Organization and Operations

These financial statements are those of Hempacco and its subsidiaries.

Hempacco Co., Inc. (the “Company” or “Hempacco”) was formed on April 1, 2019, as a Nevada corporation.

On April 23, 2021, the Company filed a second amendment to its Articles of Incorporation changing the name of the company from The Hempacco Co., Inc. to Hempacco Co., Inc.

The Company merged with, and became a subsidiary of, Green Globe International, Inc. (“GGII” or “Green Globe International”) on May 21, 2021.

Hempacco manufactures and distributes hemp smokables both under its own name and white label products for clients. The Company also owns high-tech CBD vending kiosks that it plans to place in retail venues throughout the US, in conjunction with a number of joint venture partners. During the current quarter the Company commenced supplying its JV partner, HPDG, Inc. with “Snoop Dogg” branded CBD Gummies.

On October 6, 2021, the California Assembly Bill Number 45 (“AB 45”) was passed into law. Despite the fact that industrial hemp is federally legal and not a controlled substance, this bill prohibits the sale of “inhalable” hemp products in California. However, the manufacture of inhalable hemp products for the sole purpose of sale in other states is not prohibited. The ban will remain in force until such time as the California Legislature enact a bill to tax the product. It is still legal to manufacture Delta-8 products containing less than 0.3% THC for sale in another State.

Because of the risk and uncertainty regarding the potential market for smokable products in California, the Company has focused on building its distribution network in other States and other Countries. Celebrity joint ventures bring a national demand for our products.

During the nine months ended September 30, 2023, the Company entered into the following Joint Ventures and other significant agreements.

Effective January 1, 2023, HempBox Vending, Inc. (“HVI”) a wholly owned subsidiary of the Company entered into a joint venture operating agreement (the “Operating Agreement”) with Weedsies Mobile, LLC (“Weedsies)”, a Florida limited liability company, to operate a joint venture entity (the “Joint Venture”) in Florida by the name of Weedsies Vending, LLC. The Joint Venture was created to market the hemp related products of Weedsies using automated kiosks provided by HVI. Pursuant to the Operating Agreement, the Joint Venture will be owned 50% each by HVI and Weedsies with both entities required to fund $1,000 to the Joint Venture. HVI will be responsible for provision of the self-service vending kiosks and will be responsible for technology and marketing support as well as accounting, financial services, and tax preparation for the Joint Venture. Weedsies will be responsible for installations, repair, customer service, marketing support, billing, and reconciliations to the Joint Venture.

Effective January 24, 2023, the Company entered into a joint venture operating agreement (the “Operating Agreement”) with Alfalfa Holdings, LLC (“Alfalfa”), a California limited liability company, to operate a joint venture entity (the “Joint Venture”) in California by the name of HPDG, LLC.

The Joint Venture was created to market and sell hemp smokables products. Pursuant to the Operating Agreement, the Joint Venture will be owned 50% each by the Company and Alfalfa. The Company is required to fund $10,000 to the Joint Venture, manufacture product, and provide accounting, inventory management, staff training, and trade show and marketing services.

In connection with the Operating Agreement, effective January 24, 2023, HPDG, LLC entered into the Services Agreement with Spanky’s Clothing, Inc., and Calvin Broadus, Jr. p/k/a “Snoop Dogg” (collectively “Talent”), pursuant to which Talent will endorse the HDPG, LLC’s smokable hemp products and serve as a spokesperson for the products in the United States. HDPG, LLC shall (i) pay Talent’s legal expenses of $7,500 in connection with entering into the Operating Agreement and Services Agreement; (ii) cause the Company to issue to Talent a fully vested warrant to acquire 450,000 shares of Company common stock at a strike price of $1.00 per share (the “Talent Warrants”); (iii) cause the Company to issue to Talent’s designee a fully vested warrant to acquire 50,000 shares of the Company’s common stock at a strike price of $1.00 per share (the “Talent Designee Warrants”); and (iv) pay Talent royalties of 10% of HDPG, LLC’s gross revenue, with minimum annual royalty payments of $450,000 by the end of the first two years of the initial term of the Services Agreement, an additional $600,000 by the end of the third year of the initial term, and an additional $1,200,000 by the end of the fourth year of the initial term.

As of September 30, 2023, the company has accrued $54,656 of the minimum annual royalty payment of $450,000 which will be due and payable on April 10, 2025.On or about January 30, 2023, the Company issued the Talent Warrants and Talent Designee Warrants as required by the Services Agreement (See Note 9).

On February 8, 2023, the Company signed, as guarantor, a lease agreement between US Tobacco de Mexico S.A. de C.V. (“US Tobacco de Mexico,” a related party), which is 100% owned by UST Mexico, Inc. (“UST Mexico,” a related party), and Grupo Fimher, S. de R.I. de C.V. (“Fimher”) for the lease of 43,000 sf of manufacturing space located in Tijuana, Mexico. The term of the lease is three years, commencing on March 1, 2023. The first year’s rent payment is $18,622 per month, with 3.5% inflation increases on the first and second anniversaries of the lease. The estimated total contingent liability at lease inception will be $694,159. Hempacco Co., Inc. and Hempacco Paper Co., Inc. are sub-tenants of US Tobacco de Mexico and will manufacture products at this facility. A liability for the guarantee has not been recorded as of September 30, 2023, as the amount is not probable.

On February 8, 2023, the Company’s subsidiary, Hempacco Paper Co., Inc., leased the above-referenced space for an initial period of one year for a monthly rental of $2,500. Hempacco Paper will use this facility for the manufacture of all its paper products.

Effective February 1, 2023, the Company through its representative in Warsaw, Poland, filed the equivalent of Articles of Incorporation with the court to create Hempacco Europe Sp.z.o.o. (an LLC equivalent), the corporate entity through which the Company will distribute its smokable products throughout the EU. Ownership of the entity rests 99% with the Company, and 1% with Jakub Duda, an individual.

On February 9, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC, and EF Hutton, a division of Benchmark Investments, LLC, as representatives (the “Representatives”) of the underwriters (the “Underwriters”) in connection with the public offering of additional shares of common stock of the Company. The Underwriting Agreement provides for the offer and sale of 4,200,000 shares of the Company’s common stock, par value $0.001 (the “Common Stock”) at a price to the public of $1.50 per share (the “Offering”). In connection therewith, the Company agreed to issue to the Representatives and/or their designees 338,100 warrants to purchase shares of Common Stock, exercisable from February 14, 2023, through February 10, 2028, at $1.50 per share subject to adjustment as provided therein (the “Representatives’ Warrants”, see Note 9). The Company also granted the Underwriters an option (the “Option”) for a period of 45 days to purchase up to an additional 630,000 shares of Common Stock. The Offering is being made pursuant to a Registration Statement on Form S-1 (File No. 333-269566) (the “Registration Statement”), which was declared effective by the Securities and Exchange Commission on February 9, 2023.

The Underwriting Agreement includes customary representations, warranties, and covenants by the Company. It also provides that the Company will indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”), or contribute to payments the Underwriter may be required to make because of these liabilities.

On April 6, 2023, Hempacco Co. received a letter notification from the Nasdaq Capital Market (“Nasdaq”) advising of its non-compliance with Nasdaq listing rules because Hempacco had failed to maintain its stock price at above $1.00 for a period of 30-days. The Nasdaq rules provide for a period of 180 days in which Hempacco must restore compliance. This period expires on October 3, 2023.

On April 20, 2023, Hempacco received a further letter notification from Nasdaq advising of its non-compliance with Nasdaq listing rules because Hempacco had failed to file its Annual Report on Form 10-K (for the 2022 fiscal year) with the Securities and Exchange Commission by the required due date. The deficiency was cured by Hempacco by the filing of the Annual Report on Form 10-K on May 15, 2023.

On May 23, 2023, Hempacco received a letter notification from Nasdaq advising of its non-compliance with Nasdaq listing rules because Hempacco had failed to file its Quarterly Report on Form 10-Q (for the quarter ended March 31, 2023) with the Securities and Exchange Commission by the required due date. The deficiency was cured by the filing of the Quarterly Report on Form 10-Q on July 5, 2023.

On October 2, 2023, the Company officially responded to Nasdaq requesting an additional six-months in which to bring its share price back over the $1,00 minimum price required by Nasdaq rules. The Company also confirmed its willingness to implement a reverse stock split in order to achieve its goal should it not be able to increase its share price through organic growth of the business.

On May 7, 2023, Hempacco entered into a joint venture agreement with Nasir Ghesani, a New York distribution company doing business as “Reliable Distributor,” with each party to own 50% of the joint venture and working capital needs to be paid by Hempacco. The joint venture is intended to enter new master distributor agreements for Hempacco smokable products to be placed in New York area convenience stores, gas stations and specialty smoke shops. On May 16, 2023. the Company formed a new Nevada Corporation, RD-HPCO, Inc. as the joint venture entity between the Company and Nasir Ghesani.

On July 10, 2023, the Company signed a Purchase Agreement and an accompanying Assignment Agreement with Viva Veritas LLC (“Veritas”) (successor to Curated Nutra) whereby Veritas agreed to assign its 50% interest in Green Star labs, Inc. (“GSL”) to Hempacco together with additional equipment lines related to bottling and gummy production.

Green Globe International, Inc. Hempacco’s parent company owns a 50% interest and the management control of Green Star Labs, Inc. through the existing joint venture agreement and will continue to fully consolidated GSL under the guidance of ASC 810-10. Hempacco, having a significant interest in GSL will account for its investment under the equity method following the guidelines of ASC 323. The company will record its share of earnings or losses after elimination of intercompany gains and losses, as a single amount on its income statement.

The total purchase price to be paid by the Company is $3,500,000. The preliminary purchase price has been allocated as to $1,776,000 for the interest in Green Star Labs, and $1,724,000 for the equipment. $3,200,000 of the $3,500,000 total purchase price was paid by the Company’s issuance of a convertible promissory note to the seller, which became effective on July 10, 2023. As noted above, Hempacco had already paid the sum of $300,000 to Curated Nutra as a deposit for the additional equipment, which represented the cash portion of the total $3,500,000 purchase price and was credited against the total purchase price by the seller, such that the total $3,500,000 purchase price was deemed paid after issuance of the $3,200,000 promissory note to the seller.

The promissory note carries a 10% interest rate and matures twelve months from the issue date. The holder has the right, after 6-months after the issue date, to convert all or part of the then outstanding principal balance of the note into common stock of the issuer, provided, however, that the holder may not convert the note into Company common stock to the extent that such conversion would result in the holder’s beneficial ownership of the Company common stock being in excess of 4.99% of the Company’s issued and outstanding common stock. Additionally, the note contains a maximum issuance limitation such that the note will no longer be convertible after the Company has issued an aggregate of 5,572,000 shares upon conversion of the Note.

The applicable conversion price shall be 95.238% of the average closing price of the Company’s common stock during the three days immediately preceding the conversion.

In accordance with ASC 323-10-50-3 the following additional disclosures are made with regard to this equity investment:

a)	As mentioned above, the owners of Green Star Labs, Inc. and the respective ownership percentages are:

	i)	Green Globe International, Inc. 50%
	ii)	Hempacco Co., Inc. 50%

b)	Hempacco, as the investor, will account for its interest under the equity method under GAAP/ASC 323

c)

Hempacco purchased the equity interest for the sum of $1,776,000 with a further $1,724,000 being used for the purchase of certain items of production equipment needed to produce a new Hempacco product line.

d)

The $1,776,000 paid for the equity stake is attributable to Basis Difference / (Equity Goodwill). This basis difference will be evaluated each quarter in comparison to the Investees earnings or losses and other changes in equity in order that the value of the equity investment on the Company’s balance sheet can be adjusted accordingly.

e)

GSL was a start-up operation in January 2022 and has recently started to generate operating profits. The purchase price was based on the future profitability and growth that Hempacco’s new business lines and joint ventures will bring to GSL Hence any current comparison of the purchase price and the current net assets of GSL would be misleading.

f)

The Company will, on a quarterly basis, monitor the underlying net assets of GSL in order to evaluate whether or not any adjustment is necessary to the carrying value of the equity investment in the books of the Company. Should GSL report other comprehensive income or changes to equity accounts, the Company will make the appropriate adjustments to its carrying cost to reflect its share of these additional items in accordance with the GAAP accounting standard.

g)	GSL has no contingent issuances of shares, warrants or convertible promissory notes that might affect Hempacco’s share of reported earnings or losses.

A review of the preliminary financial statements of Green Star labs, Inc. resulted in the Company reducing its equity investment in GSL by $28,619, being 50% of the preliminary net losses of GSL for the three months ended September 30, 2023. There will potentially be further adjustments needed in the fourth quarter of 2023.

The non-controlling interests of these ventures have been disclosed on the consolidated balance sheet and income statement.

Going Concern Matter

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“GAAP”), which contemplates the Company’s continuation as a going concern. The Company incurred a net loss of $6,251,412 during the nine months ended September 30, 2023, and has an accumulated deficit of $16,640,974 as of September 30, 2023. During the nine months ended September 30, 2023, the Company’s net cash used in operations was $4,972,225.

Management intends to raise additional operating funds through equity and/or debt offerings. However, there can be no assurance management will be successful in its endeavors. Due to uncertainties related to these matters, there exists a substantial doubt about the ability of the Company to continue as a going concern. The accompanying financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern. If we are not able to successfully execute our future operating plans, our financial condition and results of operation may be materially adversely affected, and we may not be able to continue as a going concern.

NOTE 1 - ORGANIZATION, BUSINESS AND LIQUIDITY

Organization and Operations

These financial statements are those of Hempacco and its subsidiaries.

Hempacco Co., Inc. ("the Company" or “Hempacco”) was formed on April 1, 2019, as a Nevada Corporation.

On April 23, 2021, the Company filed a second amendment to its Articles of Incorporation changing the name of the company from The Hempacco Co., Inc. to Hempacco Co., Inc.

The Company merged with, and became a subsidiary of, Green Globe International, Inc. (“GGII”) on May 21, 2021.

Hempacco manufactures and distributes hemp smokables both under its own name and white label products for clients. The Company also owns high-tech CBD vending kiosks that it plans to place in retail venues throughout the US, in conjunction with a number of joint venture partners.

On October 6, 2021, the California Assembly Bill Number 45 (“AB 45”) was passed into law. Despite the fact that industrial hemp is federally legal and not a controlled substance, this bill prohibits the sale of “inhalable” hemp products in California. However, the manufacture of inhalable hemp products for the sole purpose of sale in other states is not prohibited. This ban on any kind of smokable flower will remain in force until such time as the California Legislature enact a bill to tax the product. It is also legal to manufacture Delta-8 products containing less than 0.3% THC for sale in another State.

Because of the risk and uncertainty regarding the potential market for smokable products in California, the Company has focused on building its distribution network in other States and other Countries. The celebrity joint ventures bring a national demand for our products.

During 2021, The Company entered into the following Joint Ventures:

a)

On or about March 10, 2021, the Company entered into a joint venture partnership agreement with VZ Ventures and BX2SD Hospitality, LLC for the sale and marketing of a proprietary brand of smokables containing the D8 infused variety of hemp. Cali Vibes D8, LLC was formed as the entity’s business vehicle which is 50% owned by the Company. The Company will manage the business operations and accounting, as well as manufacturing the product.

b)

On or about June 22, 2021, the Company’s parent company, GGII, entered into a joint venture agreement with Hemp Hop Global, LLC, a Florida based company in the hip hop talent management business and the sale and distribution of branded snack food products. Hemp Hop Global is managed by Rick Ross, an American Rapper and record executive and his business partner James Lindsay. Hempacco will produce a range of smokable products under the Hemp Hop brand, and Hemp Hop Smokables, LLC was formed as the business entity, of which GGII owns 50%.

On December 14, 2021, GGII assigned all of the membership and other equity and ownership interests in Hemp Hop Smokables LLC to Hempacco., Co., Inc. The business launched on or about May 25, 2022.

During the year ended December 31, 2022, the Company entered into the following Joint Ventures and other significant agreements.

On or about January 20, 2022, the Company entered into employment agreements with Sandro Piancone, Hempacco’s CEO, Neville Pearson, the Company’s CFO, and Jorge Olson, the Company’s CMO. These agreements supersede and replace the Company’s consulting agreements with Mr. Piancone’s entity, Strategic Global Partners, Inc., and Mr. Olson’s entity, Cube17, Inc. The key terms of Mr. Piancone’s and Mr. Olson’s employment provide for a base salary of $10,000 per month each, with the potential to earn a performance-based bonus of up to 110% of the annual base salary. Mr. Piancone and Mr. Olson will also be eligible to participate in any stock or option-based incentive plans that the board of directors may approve in the future. The initial employment period is for three years, with a one-year option to extend being available to the Company. Mr. Pearson’s employment agreement with Green Globe International, Inc. remains in place.

On or about January 1, 2022, the Company entered into a joint venture agreement with Cheech and Chong’s Cannabis Company, a Nevada corporation (“CCCC”), to form a joint venture entity in Nevada, which entity will market and sell Cheech & Chong-branded hemp smokable products. Pursuant to the agreement, the joint venture entity will be owned 50% by each of us and CCCC, we are required to fund $10,000 to the joint venture entity. As of the date of publication of these financial statements this contribution had not been made, however Hempacco has been producing product inventory at its own expense prior to the official launch of the product in July 2022.

The joint venture agreement calls for the Company to manufacture joint venture product and provide accounting, inventory management, staff training, and trade show and marketing services for the joint venture entity, and CCCC is required to provide online marketing and promotion, design and branding, brand management and development, trademark receipt, and sales and distribution services. CCCC is also required to ensure that Cheech Marin and Tommy Chong attend and make appearances at joint venture entity events. As an incentive to enter into this joint venture, CCCC was awarded 100,000,000 Green Globe International warrants with a Black-Scholes valuation of $0.0031 per share for a total valuation of $309,990 on the issue date. This theoretical value was expensed within general and administrative expense on the statement of operations.

On or about January 19, 2022, the Company entered into a joint venture agreement with Stick-It Labs Ltd. (“Stick-It”), an Israeli corporation that manufactures cannabinoid sticks, to develop and sell hemp smokables products in the United States and Mexico utilizing each of the parties’ respective expertise. Pursuant to the original agreement, the Company was required to fund $750,000 to the joint venture entity, Stick-It USA, Inc., On September 7, 2022, the Exhibit A to the agreement was amended to reduce he initial capital contribution to $250,000. On September 12, 2022, the Company funded $250,000 to StickIt USA. For such funding the Company will receive preferred shares entitling the Company to 75% of distributable profits of the joint venture entity until the Company has been repaid $250,000, after which the preferred shares will convert into 250,000 shares of common stock of Stick-It USA, which will then constitute 50% ownership of Stick-It USA, with the other 250,000 shares of Stick-It USA common stock being owned by Stick-It Labs Ltd.

The agreement grants the right to Stick-It to purchase 100,000,000 five-year warrants of Green Globe International, Inc. common stock at an exercise price of $0.01 per share. The warrants are issuable in three tranches, the first 25,000,000 on signing the JV agreement, the second 25,000,000 when StickIt US achieves annual sales revenue in excess of $5,000,000, and the third tranche will be issued upon StickIt US achieving annual sales revenue in excess of $10,000,000. The first tranche of 25,000,000 Green Globe International warrants were valued by the Black-Scholes formula at $0.0051 per share for a total capitalized value of $127,385. This amount was also expensed within general and administrative expense on the statement of operations.

In July 2022, the Company acquired two existing cigarette manufacturing lines and approximately forty tobacco trademarks in exchange for the issuance of 2,000,000 common shares of Hempacco common stock valued at $2 per share. The $4,000,000 valuation initially was allocated $3,400,000 as to machinery, and $600,000 to the trademarks. A subsequent appraisal, performed in Mexico valued the equipment at $2,278,337. No value was allocated to the trademarks.The Company has recorded a one-time charge of $1,121,663 to its profit and loss account in order to reduce the asset costs to net realizable value.

On August 29, 2022, Hempacco Co., Inc. (the “Company”) entered into an underwriting agreement with Boustead Securities, LLC, as representative (the “Representative”) of the underwriters (the “Underwriters”) in connection with the initial public offering of the Company (the “IPO”). The Underwriting Agreement provides for the offer and sale of 1,000,000 shares of the Company’s common stock, par value $0.001 (the “Common Stock”) at a price to the public of $6.00 per share (the “Offering”). In connection therewith, the Company agreed to issue 70,000 warrants to purchase shares of Common Stock, exercisable from September 1, 2022, through August 29, 2027, and initially exercisable at $9.00 per share subject to adjustment as provided therein (the “Representative’s Warrants”). The Company also granted the Underwriters an option for a period of 45 days to purchase up to an additional 150,000 shares of Common Stock. The Offering is being made pursuant to a Registration Statement on Form S-1 (File No. 333-263805) (the “Registration Statement”), which was declared effective by the Securities and Exchange Commission on August 29, 2022.

The Underwriting Agreement includes customary representations, warranties, and covenants by the Company. It also provides that the Company will indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”), or contribute to payments the Underwriter may be required to make because of any of those liabilities.

On September 1, 2022, the Offering was completed. At the closing, the Company (i) sold 1,000,000 shares of Common Stock for total gross proceeds of $6,000,000, and (ii) issued the Representative’s Warrants. After deducting the underwriting commission and expenses, the Company received net proceeds of $5,468,813.

On October 2, 2022, HempBox Vending, Inc. a wholly owned subsidiary of the Company entered into a Kiosk Strategic   Partnership Agreement with Weedsies Vending, LLC. (“Weedsies”). See Note 15 subsequent events for further information regarding Weedsies.

Effective October 2, 2022, the Company entered into a joint venture operating agreement with Sonora Paper Co., Inc. (“Sonora”) a California corporation currently engaged in the manufacture of smoking papers at its plant in Sonora , Mexico.

The joint venture will manufacture smoking papers, blunts, wraps and ancillary paper products for sale in the United States and internationally. Manufacturing will take place in Hempacco’s rented space in both Tijuana, Mexico, and San Diego.

Products currently imported from a third-party manufacturer will be replaced by the joint venture’s own products.

Ownership will be allocated 80% to the Company for the supply of all necessary equipment and working capital, and 20% to Sonora for the provision of their know-how and proprietary technology and patents.

On July 18, 2022, the Company filed an Amendment to the Certificate of Incorporation of The Real Stuff, Inc. with the Delaware Secretary of State changing the name of The Real Stuff, Inc to Hempacco Paper Co., Inc.

Effective November 17, 2022, the Company entered into a joint venture operating agreement with High Sierra Technologies, Inc.(“High Sierra”), a Nevada limited liability company, to operate a joint venture entity (the “Joint Venture”), Organipure, Inc. (“Organipure”). Organipure will manufacture and market the proprietary Hemp related products of High Sierra pursuant to the Operating Agreement, the Joint Venture will be owned 50% by each of the Company and High Sierra, the joint venturers are both required to initially fund $1,000,000 to the Joint Venture and will also jointly fund the on-going patent and licensing expenses.

Effective November 17, 2022, the Company entered into a Patent Licensing Agreement with Organipure for the use of those certain patents and patent applications currently licensed to Hempacco by the owner, Old Belt Extracts, LLC. Organipure shall pay to Hempacco a license fee equal to 5% of its annual gross revenues received. The license agreement shall last for a period of ten years and two months.

Effective November 17, 2022, the Company entered into a Hemp Smokables Manufacturing Agreement with Organipure, Inc. for the manufacture of the proprietary Hemp Smokable products designed and conceived by High Sierra pursuant to the specifications, patents and trademarks detailed on Exhibits A through C of the agreement.

Effective November 17, 2022, Organipure, Inc. executed, as Maker, a “Series Promissory Note” in favor of Hempacco Co., Inc. in the maximum amount of $500,000 (five hundred thousand).This note is intended to secure payments made to Organipure in furtherance of the joint venture agreement referenced above. The maturity date of the Note is November 17, 2025, and the Note will bear interest at 4.10% per annum. All principal amounts and accrued interest will be payable on maturity.

Effective December 1, 2022, the Company engaged investor relations consultant Dr. Fischer and Partner GmbH of Hamburg Germany (“Fischer”) to promote the Company’s common stock in Europe and to promote the benefits of stock ownership in the Company. Fischer will also advise on the optimization of the Company’s capital structure and may introduce potential investors to the Company. The initial engagement period will be three months with the option of extension by mutual agreement.

Compensation will be composed of (i) a $30,000 payment upon signing the agreement, (ii) a further $20,000 payable no earlier than January 25, 2023 and no later than February 5, 2023 provided that the total trading volume of HPCO shares exceeds 10m shares since the start of the awareness campaign, and (III) 15,000 (fifteen thousand) Rule 144 shares of the Company’s common shares only if stages (1) and (ii) of the compensation plan have been achieved, (iv) Six percent (6%) of the gross proceeds of any capital raised during roadshows or other measures directly instituted by Fischer.

Going Concern Matters

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“GAAP”), which contemplates the Company’s continuation as a going concern. The Company incurred a net loss of $7,134,957 during the year ended December 31, 2022 and has an accumulated deficit of $10,463,048 as of December 31, 2022. During the year ended December 31, 2022, the Company’s net cash used in operations was $4,370,475.

Management intends to raise additional operating funds through equity and/or debt offerings. However, there can be no assurance management will be successful in its endeavors.

There are no assurances that the Company will be able to either (1) achieve a level of revenues adequate to generate sufficient cash flow from operations; or (2) obtain additional financing through either private placement, public offerings and/or bank financing necessary to support its working capital requirements. To the extent that funds generated from operations and any private placements, public offerings and/or bank financing are insufficient, the Company will have to raise additional working capital. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company. If adequate working capital is not available to the Company, it may be required to curtail or cease its operations.

Due to uncertainties related to these matters, there exists a substantial doubt about the ability of the Company to continue as a going concern. The accompanying financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern. If we are not able to successfully execute on our future operating plans, our financial condition and results of operation may be materially adversely affected, and we may not be able to continue as a going concern.